                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008

Check here if Amendment [X]; Amendment Number:    1
                                              -------------------

   This Amendment (Check only one.): [X] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CITADEL LIMITED PARTNERSHIP
Address: 131 SOUTH DEARBORN
         CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PATRICIA A. STASNY
Title:   GLOBAL CONTROLLER
Phone:   (312) 395-4366

Signature, Place, and Date of Signing:


      /s/ PATRICIA A. STASNY           CHICAGO, ILLINOIS          5/29/2009
----------------------------------   ---------------------   -------------------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:    $174,580(thousands)

List of Other Included Managers:

    NO.        FORM 13F FILE NUMBER     NAME

    1          28-13182                 Citadel Holdings I LP

                                    FORM 13F

                            Name of Reporting Manager
Page 1 of 1                Citadel Limited Partnership

                                                                                                       (SEC USE ONLY)

          Item 1:           Item 2:  Item 3:    Item 4:         Item 5:           Item 6:     Item 7:      Item 8:
                                                 Value   --------------------                         Voting Authority
                           Title of               (In      Shrs or   Sh/ Put/   Investment     Other  ----------------
      Name of Issuer         Class    CUSIP   thousands)   Prn Amt   Prn Call   Discretion   Managers Sole Shared None
-------------------------- -------- --------- ---------- ----------- --- ---- -------------- -------- ---- ------ ----
COMCAST INTO SPRINT2% EXCH
   10/15/29 - REGISTERED     Bond   200300507   90,129   181,578,552 Prn      Shared-defined    --    N/A
GENERAL MOTORS 1.5% CB
   6/1/2009 - REGISTERED     Bond   370442691        1           975 Prn      Shared-defined     1    N/A
GENERAL MOTORS 4.5% CB
   03/06/32 - REGISTERED     Bond   370442741       23        45,025 Prn      Shared-defined     1    N/A
GENERAL MOTORS 5.25% CB
   03/6/32 - REGISTERED      Bond   370442733        8        21,850 Prn      Shared-defined     1    N/A
GENERAL MOTORS 5.25% CB
   03/6/32 - REGISTERED      Bond   370442733   14,648    40,000,000 Prn      Shared-defined    --    N/A
GENERAL MOTORS 6.25% CB
   07/15/33 - REGISTERED     Bond   370442717   69,756   193,767,500 Prn      Shared-defined    --    N/A
METLIFE 6.375% DUE 2009      Bond   59156R702       15        13,938 Prn      Shared-defined     1    N/A

   COLUMN TOTALS                               174,580
   LONG MARKET VALUE                           174,580